SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
Wells Fargo Advantage California Limited-Term Tax-Free Fund
Wells Fargo Advantage California Tax-Free Fund
Wells Fargo Advantage Colorado Tax-Free Fund
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Wells Fargo Advantage Minnesota Tax Free Fund
Wells Fargo Advantage Municipal Bond Fund
Wells Fargo Advantage North Carolina Tax-Free Fund
Wells Fargo Advantage Pennsylvania Tax-Free Fund
Wells Fargo Advantage Wisconsin Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund (the "Funds")

Effective September 1, 2012, the sentence referring to dollar-weighted average effective maturity in the sections entitled "Principal Investment Strategies" in the summary and statutory sections of each Fund's prospectus is replaced with the following:

(Wells Fargo Advantage California Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Colorado Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Minnesota Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Municipal Bond Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage North Carolina Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Pennsylvania Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Wisconsin Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage California Limited-Term Tax-Free fund)
In addition, the Fund's shareholder fees table is updated in accordance with the changes above.
Shareholder Fees (Wells Fargo Advantage California Limited-Term Tax-Free fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	1.00%